DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Contract Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current liabilities [abstract]
Contract liabilities	$ 219,801	$ 199,333
Non Current liabilities [abstract]
Contract liabilities	2,926,826	2,259,876
Revenue recognized from contracts with customers	139,207	182,784
IFRS 15 [Member]
Current liabilities [abstract]
Contract liabilities		199,333
Non Current liabilities [abstract]
Contract liabilities		2,259,876
Natural Gas Transportation [Member]
Current liabilities [abstract]
Contract liabilities	98,460
Non Current liabilities [abstract]
Contract liabilities	1,744,944
Natural Gas Transportation [Member] | IFRS 15 [Member]
Current liabilities [abstract]
Contract liabilities		104,572
Non Current liabilities [abstract]
Contract liabilities		1,844,227
Production and Commercialization of Liquids [Member]
Current liabilities [abstract]
Contract liabilities	38,387
Non Current liabilities [abstract]
Contract liabilities	341,698
Production and Commercialization of Liquids [Member] | IFRS 15 [Member]
Current liabilities [abstract]
Contract liabilities		39,249
Non Current liabilities [abstract]
Contract liabilities		392,388
Other Services [Member]
Current liabilities [abstract]
Contract liabilities	62,386
Non Current liabilities [abstract]
Contract liabilities	840,184
Other Services [Member] | IFRS 15 [Member]
Current liabilities [abstract]
Contract liabilities		3,104
Non Current liabilities [abstract]
Contract liabilities		23,261
UT [Member]
Current liabilities [abstract]
Contract liabilities	20,568
Non Current liabilities [abstract]
Contract liabilities	$ 0
UT [Member] | IFRS 15 [Member]
Current liabilities [abstract]
Contract liabilities		52,408
Non Current liabilities [abstract]
Contract liabilities		$ 0